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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco High Yield Investments Fund, Inc.
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-CE-HYI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—121.53%
Aerospace & Defense—2.37%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$235,000	$251,450
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	310,000	334,800
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	70,000	68,250
7.13%, 03/15/21(b)	135,000	132,638
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	155,000	159,262
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	565,000	603,137

		1,549,537

Airlines—4.21%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	595,000	443,275
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	89,406	71,525
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	620,890	613,129
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	100,587	103,070
Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	90,000	82,800
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	115,000	105,800
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	155,000	167,400
Sr. Sec. Notes, 9.50%, 09/15/14(b)	444,000	459,540
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	100,091	97,526
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	362,896	381,041
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	249,224	222,432

		2,747,538

Alternative Carriers—1.68%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	280,000	287,700
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	275,000	287,375
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	216,000	220,320
9.38%, 04/01/19	140,000	143,150
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	165,000	158,400

		1,096,945

Aluminum—1.08%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	705,000	705,441

Apparel Retail—1.68%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	315,000	330,750
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	360,000	341,550
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	299,000
Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	125,100

		1,096,400

Apparel, Accessories & Luxury Goods—3.41%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	280,000	277,200
Jones Group/Appreal Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	650,000	583,375
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	920,000	917,700
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	485,000	452,262

		2,230,537

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Auto Parts & Equipment—1.44%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$370,000	$353,350
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	345,000	343,275
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	125,000	125,937
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	115,000	117,875

		940,437

Automobile Manufacturers—1.38%
Chrysler Group LLC/CG Co.-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	615,000	722,625
Motors Liquidation Co., Sr. Unsec. Global Notes, 8.38%, 07/15/49(c)(d)	845,000	7,015

		901,140

Biotechnology—0.27%
Grifols Inc., Sr. Uns ec. Gtd. Notes, 8.25%, 02/01/18(b)	80,000	82,800
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	90,000	92,250

		175,050

Broadcasting—0.84%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	170,000	163,625
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	465,000	385,950

		549,575

Building Products—7.95%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	230,000	152,950
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	560,000	473,200
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	245,000	260,925
Sr. Unsec. Notes,
6.75%, 05/01/21(b)	140,000	141,050
6.88%, 08/15/18(b)	740,000	765,900
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	375,000	371,250
Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	935,000	757,350
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	215,000	197,800
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	425,000	368,688
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	150,000	144,000
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	620,000	624,650
USG Corp.,
Sr. Unsec. Gtd. Notes,
8.38%, 10/15/18(b)	30,000	26,700
9.75%, 08/01/14(b)	745,000	746,862
Sr. Unsec. Notes, 9.75%, 01/15/18	195,000	160,875

		5,192,200

Cable & Satellite—1.41%
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	140,000	137,550
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	80,000	78,400
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	700,000	703,500

		919,450

Casinos & Gaming—6.58%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	405,000	409,050
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.13%, 12/01/18(b)	40,000	37,200
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	290,000	211,700
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	667,000	695,347
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	308,000	180,180
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	84,446	84,763
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	20,000	20,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	275,000	271,563
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	195,000	182,569
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	175,000	183,750
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	400,000	421,500
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	250,000	245,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	$220,000	$193,600
Sr. Sec. Notes, 9.13%, 02/01/15(b)	475,000	463,719
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	645,000	694,987

		4,295,128

Coal & Consumable Fuels—0.38%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	75,000	74,063
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	103,075
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	70,000	71,050

		248,188

Commodity Chemicals—0.83%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	535,000	542,691

Communications Equipment—0.90%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	650,000	585,000

Computer & Electronics Retail—0.43%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	280,000	283,500

Computer Storage & Peripherals—0.68%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	95,000	95,475
7.75%, 12/15/18(b)	335,000	350,075

		445,550

Construction & Engineering—2.22%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	430,000	433,763
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	285,000	296,756
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	765,000	717,187

		1,447,706

Construction & Farm Machinery & Heavy Trucks—2.05%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	270,000	297,000
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	310,000	296,050
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	150,000	156,750
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	288,000	300,960
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	275,000	285,312

		1,336,072

Construction Materials—1.78%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	550,000	434,580
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	875,000	729,531

		1,164,111

Consumer Finance—3.81%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	870,000	843,900
8.00%, 03/15/20	590,000	590,000
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes,
5.88%, 08/02/21	200,000	205,500
8.00%, 12/15/16	349,000	396,115
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	430,000	451,500

		2,487,015

Data Processing & Outsourced Services—1.17%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	475,000	448,875
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	126,225
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	115,000	114,138
7.63%, 11/15/20	75,000	74,625

		763,863

Department Stores—0.40%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	330,000	259,050

Distillers & Vintners—0.83%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	225,000	147,375
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	360,000	395,100

		542,475

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Diversified Banks—0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)(g)	$160,000	$82,400

Diversified Metals & Mining—0.84%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	290,000	268,238
7.00%, 11/01/15(b)	40,000	38,800
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	100,000	73,513
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	35,000	28,875
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	155,000	137,119

		546,545

Electrical Components & Equipment—0.33%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	210,000	215,250

Electronic Manufacturing Services—0.37%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	260,000	243,750

Environmental & Facilities Services—0.19%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	123,750

Food Retail—0.27%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	220,000	178,200

Forest Products—0.35%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	280,000	215,600
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	10,950

		226,550

Gas Utilities—0.73%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	295,000	252,225
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	215,000	223,331

		475,556

Health Care Equipment—0.54%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	40,000	32,000
10.88%, 11/15/14	230,000	216,775
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	103,350

		352,125

Health Care Facilities—4.23%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	736,000	776,480
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	465,000	471,975
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	320,000	312,400
7.75%, 09/15/22	100,000	96,500
8.13%, 02/15/20	75,000	74,063
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	155,000	134,075
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	265,000	297,462
Sr. Unsec. Global Notes,
8.00%, 08/01/20	70,000	69,300
9.25%, 02/01/15	510,000	527,850

		2,760,105

Health Care Services—0.44%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	250,000	221,250
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	65,000	66,056

		287,306

Health Care Technology—0.57%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	375,000	369,375

Homebuilding—2.09%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	355,000	262,700
8.13%, 06/15/16	240,000	171,600
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	675,000	536,625
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	315,000	304,762
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	100,000	87,875

		1,363,562

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.09%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	$55,000	$58,300

Household Products—0.37%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	243,750

Housewares & Specialties—0.08%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	25,000	25,375
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	25,000	25,500

		50,875

Independent Power Producers & Energy Traders—2.13%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	210,000	224,700
8.00%, 06/01/20	840,000	907,200
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	110,461	112,394
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	145,000	147,538

		1,391,832

Industrial Machinery—1.07%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	345,000	348,450
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	30,000	30,450
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	305,000	321,775

		700,675

Industrial REIT’s—0.73%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	450,000	479,250

Integrated Telecommunication Services—2.24%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	220,000	195,800
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	105,000	102,375
7.25%, 10/15/20(b)	985,000	955,450
7.50%, 04/01/21(b)	140,000	136,150
Windstream Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/01/22(b)	80,000	76,200

		1,465,975

Internet Retail—0.25%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	285,000	164,588

Internet Software & Services—0.82%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	240,000	246,000
8.13%, 03/01/18	270,000	288,900

		534,900

Investment Banking & Brokerage—1.08%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	305,000	302,713
E*Trade Financial Corp.,
Sr. Unsec. Notes,
6.75%, 06/01/16	100,000	99,750
7.88%, 12/01/15	305,000	304,237

		706,700

Leisure Facilities—0.11%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	75,000	74,813

Leisure Products—0.62%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	410,000	407,950

Life Sciences Tools & Services—0.23%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	185,000	152,163

Marine—0.21%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc.(Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	40,000	30,500
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	115,000	106,231

		136,731

Movies & Entertainment—1.81%
AMC Entertainment Inc.,
Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	120,000	111,000
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	540,000	547,425
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	500,000	521,250

		1,179,675

Multi-Line Insurance—2.58%
American International Group Inc., Jr. Unsec. Sub. Global Variable Rate Deb., 8.18%, 05/15/58(e)	125,000	110,938
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	155,000	143,181
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Multi-Line Insurance—(continued)
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38	$310,000	$303,800
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	635,000	549,275
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	505,000	578,727

		1,685,921

Multi-Sector Holdings—0.43%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	196,500
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	85,000

		281,500

Office Services & Supplies—0.26%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	110,000	106,700
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	60,000	61,500

		168,200

Oil & Gas Equipment & Services—1.43%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	340,000	351,050
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	435,000	431,738
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	155,000	154,225

		937,013

Oil & Gas Exploration & Production—7.81%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	100,000	100,250
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	60,000	61,650
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	325,000	321,750
8.88%, 02/01/17	150,000	152,062
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	405,000	422,212
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	30,000	30,188
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	430,000	451,500
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 10/01/20	160,000	172,600
8.25%, 10/01/19	135,000	148,331
7.13%, 04/01/21	90,000	96,638
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	435,000	402,375
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	375,000	373,125
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 8.13%, 12/01/19(b)	40,000	40,600
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	630,000	663,075
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	140,000	147,700
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	260,000	250,719
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	265,000	279,575
8.63%, 10/15/19	55,000	59,675
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	350,000	373,625
SM Energy Co.,
Sr. Unsec. Notes,
6.50%, 11/15/21(b)	60,000	59,700
6.63%, 02/15/19(b)	155,000	155,775
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	150,000	155,812
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	190,000	185,250

		5,104,187

Oil & Gas Refining & Marketing—0.88%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	610,000	573,400

Oil & Gas Storage & Transportation—3.99%
Atlas Pipeline Partnerships L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	230,000	239,775
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	265,000	259,700
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	500,000	502,500
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	295,000	307,906
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	280,000	268,800
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	$165,000	$167,475
6.50%, 08/15/21	55,000	55,756
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	305,000	230,275
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	215,000	224,944
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	345,000	348,450

		2,605,581

Other Diversified Financial Services—2.97%
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	115,000	115,791
7.13%, 09/01/18(b)	185,000	186,330
Sr. Unsec. Global Notes,
5.75%, 05/15/16	65,000	58,784
6.25%, 05/15/19	100,000	89,750
8.63%, 09/15/15	70,000	69,930
8.75%, 03/15/17	1,150,000	1,160,781
Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	135,000	131,456
Sr. Unsec. Notes, 8.25%, 12/15/20	130,000	129,838

		1,942,660

Packaged Foods & Meats—0.27%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	195,000	176,475
Paper Packaging—0.11%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	75,000	72,188
Paper Products—2.24%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	555,000	541,125
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	230,000	239,200
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	260,000	262,600
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	245,000	173,337
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	235,000	243,695

		1,459,957

Personal Products—0.44%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	270,000	288,900

Pharmaceuticals—2.01%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	215,000	220,375
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	155,000	166,625
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	50,000	51,625
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	495,000	497,475
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	105,000	101,587
6.75%, 08/15/21(b)	295,000	274,350

		1,312,037

Property & Casualty Insurance—0.29%
XL Group PLC (Ireland), Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(g)	240,000	190,800

Real Estate Services—0.36%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	230,000	232,300

Regional Banks—2.12%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	80,000	65,200
BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	190,000	189,160
PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75%(e)(g)	140,000	136,500
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	270,000	261,225
Unsec. Sub. Notes, 7.38%, 12/10/37	485,000	397,700
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	400,000	333,000

		1,382,785

Research & Consulting Services—0.51%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	330,000	334,950

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Semiconductor Equipment—1.65%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	$210,000	$195,825
7.38%, 05/01/18	455,000	453,862
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	425,000	426,063

		1,075,750

Semiconductors—1.06%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	427,000	447,282
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	235,000	213,263
10.75%, 08/01/20	34,000	34,935

		695,480

Specialized Finance—1.99%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	1,340,000	1,299,800

Specialized REIT’s—0.89%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	245,000	246,838
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	160,000	160,000
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	175,000	173,250

		580,088

Specialty Chemicals—2.55%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	330,000	330,825
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	60,000	57,600
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	315,000	317,363
LyondellBasell Industries N.V. (Netherlands), Sr. Gtd. Notes, 6.00%, 11/15/21(b)	30,000	30,675
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	470,000	483,806
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	430,000	442,900

		1,663,169

Specialty Stores—0.36%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	240,000	235,200

Steel—0.43%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	60,000	55,050
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	137,250
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	90,000	87,300

		279,600

Systems Software—0.92%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	695,000	602,913

Tires & Rubber—0.76%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	450,000	469,125
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.25%, 08/15/20	23,000	24,495

		493,620

Trading Companies & Distributors—3.24%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	460,000	448,500
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	645,000	654,675
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	145,000	141,375
7.38%, 01/15/21	380,000	379,050
7.50%, 10/15/18	240,000	240,600
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	135,000	139,050
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	115,000	110,975

		2,114,225

Trucking—0.13%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)	85,000	86,275

Wireless Telecommunication Services—6.15%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	525,000	435,750
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	325,000	324,594
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	595,000	467,075
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount		Value

Wireless Telecommunication Services—(continued)
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		$200,000	$196,250
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		370,000	369,075
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		285,000	251,512
7.88%, 09/01/18		180,000	172,013
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		200,000	214,750
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		595,000	459,637
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		110,000	111,650
Sr. Unsec. Notes, 11.50%, 11/15/21(b)		90,000	85,950
VimpelCom (Ireland),
Unsec. Notes,
6.49%, 02/02/16(b)		200,000	184,500
7.75%, 02/02/21(b)		200,000	173,000
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		400,000	342,000
11.75%, 07/15/17(b)		270,000	230,850

			4,018,606

Total U.S. Dollar Denominated Bonds & Notes (Cost $82,312,162)			79,370,830

Non-U.S. Dollar Denominated Bonds & Notes—13.50%(k)
Belgium—0.22%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	150,000	142,621

Canada—0.40%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	265,000	262,428

Croatia—0.44%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	230,000	285,142

Czech Republic—0.22%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	110,000	145,611

Germany—0.41%
KION Finance S.A., Sr. Sec. Gtd. Notes, 7.88%, 04/15/18(b)	EUR	265,000	268,881

Ireland—2.51%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	415,000	492,884

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	460,000	594,144
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	480,000	553,149

			1,640,177

Italy—0.23%
Lottomatica SpA, Jr. Unsec. Sub. REGS Bonds, 8.25%, 03/31/66	EUR	150,000	150,181

Luxembourg—3.49%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	255,341
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	145,000	149,803
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	220,000	261,657
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	127,671
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	200,000	236,526
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	409,218
Sunrise Communications Holdings S.A., Sr. Sec. Gtd. Euro Medium-Term REGS Notes, 8.50%, 12/31/18	EUR	100,000	131,702
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	325,000	452,054
Wind Acquisition Finance S.A., Sr. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	125,000	136,070
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	121,455

			2,281,497

Netherlands—2.22%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	100,000	108,856
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	235,000	310,290
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	435,000	545,136
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount		Value

Netherlands—(continued)
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	60,000	$85,875
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	305,000	399,642

			1,449,799

Sweden—0.34%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	155,000	219,761

United Kingdom—2.72%
EC Finance PLC, Sr. Sec. Gtd. REGS Notes, 9.75%, 08/01/17	EUR	100,000	100,793
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	200,000	272,200
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	195,000	229,303
Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.59%, 08/01/18(b)(e)	EUR	100,000	122,295
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	300,000	435,508
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	205,000	283,120
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	332,615

			1,775,834

United States—0.30%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	230,000	194,731

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,070,228)			8,816,663

	Shares
Preferred Stocks—2.47%
Automobile Manufacturers—0.33%
General Motors Co., Series B, $2.38 Conv. Pfd.	6,330	216,106

Consumer Finance—0.54%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	500	350,312

Industrial REIT’s—0.12%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	3,280	80,393

Regional Banks—1.28%
Zions Bancorp, Series C, 9.50% Pfd.	33,000	832,920

Tires & Rubber—0.20%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,715	131,379

Total Preferred Stocks (Cost $1,735,353)		1,611,110

	Shares	Value

Common Stocks & Other Equity Interests—0.21%
Automobile Manufacturers—0.21%
General Motors Co. (d)(i)	3,433	$73,089
General Motors Co., Wts. expiring 07/10/16(d)(i)	3,121	39,481
General Motors Co., Wts. expiring 07/10/19(d)(i)	3,121	27,277

Total Common Stocks & Other Equity Interests (Cost $264,118)		139,847

Money Market Funds—1.34%
Liquid Assets Portfolio — Institutional Class (j)	436,689	436,689
Premier Portfolio — Institutional Class (j)	436,688	436,688

Total Money Market Funds (Cost $873,377)		873,377

TOTAL INVESTMENTS—139.05% (Cost $95,255,238)		90,811,827

BORROWINGS—(42.11)%		(27,500,000)

OTHER ASSETS LESS LIABILITIES—3.06%		1,998,551

NET ASSETS—100.00%		$65,310,378

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

Investment Abbreviations:

CAD	—Canadian Dollar

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

Ltd.	—Limited

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $34,505,300, which represented 52.83% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $450,290, which represented 0.69% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Perpetual bond with no specified maturity date.

(h)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

(k)	Foreign denominated security. Principal amount is denominated in currency indicated.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Investments Fund, Inc.

A.	Security Valuations—(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Investments Fund, Inc.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,274,021	$350,313	$—	$2,624,334
Corporate Debt Securities	—	88,180,478	7,015	88,187,493
	$2,274,021	$88,530,791	$7,015	$90,811,827
Foreign Currency Contracts*	—	193,047	—	193,047

Total Investments	$2,274,021	$88,723,838	$7,015	$91,004,874

*	Unrealized appreciation.
Invesco High Yield Investments Fund, Inc.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to					Unrealized
Date	Counterparty	Deliver		Receive		Notional Value	Appreciation

02/09/2012	Royal Bank of Canada	EUR	5,736,000	USD	7,896,866	$7,713,528	$183,338
02/17/2012	Morgan Stanley & Co., Inc.	GBP	638,000	USD	1,010,260	1,000,551	9,709

Total open foreign currency contracts						8,714,079	$193,047

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

11/21/11	Royal Bank of Canada	EUR	183,000	USD	251,940	$247,821	$4,119
11/29/11	Royal Bank of Canada	EUR	123,000	USD	169,337	163,989	5,348

Total closed foreign currency contracts						411,810	9,467

Total foreign currency contracts							$202,514

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $48,384,186 and $46,724,423, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,201,552
Aggregate unrealized (depreciation) of investment securities	(5,718,199)

Net unrealized appreciation (depreciation) of investment securities	$(4,516,647)

Cost of investments for tax purposes is $95,328,474.
Invesco High Yield Investments Fund, Inc.

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco High Yield Investments Fund, Inc.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.